STEIN ROE MIDCAP GROWTH FUND, CLASS S

                        ANNUAL REPORT o SEPTEMBER 30,2002




[logo]:
STEIN ROE
MUTUAL FUNDS

Contents


From the President                                              1
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Performance Summary                                             2
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Portfolio Manager's Report                                      3
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Investment Portfolio                                            7
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Financial Statements                                           12
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Notes to Financial Statements                                  17
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Financial Highlights                                           26
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Report of Independent Accountants                              28
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Unaudited Information                                          29
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Trustees                                                       30
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Officers and Transfer Agent                                    36
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     o NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE



For daily performance updates, please visit libertyfunds.com. Must be preceded or accompanied by a prospectus.

From the President

[photo of Keith T. Banks]


Dear Shareholder:

     Investors hardly need to be reminded of the dismal showing from the US stock market during the past 12 months. Not since the 1970s have all major market indexes produced such disappointing returns. A lack of confidence in the equity markets combined with a growing uncertainty about the US economy brought prices down in all segments of the US stock market, but growth stocks were particularly hard hit. Many investors have recently turned to the fixed-income markets for the lower risk they have historically offered in turbulent times.

     Although it can be difficult to hold onto an investment that has lost value, it is important to remember that investing is a long-term proposition. Although past performance is no guarantee of future results, it is worth noting that historically the long-term direction of the market has been upward despite recessions, wars and other events that have interrupted its progress.

     In the report that follows, portfolio manager Richard Johnson discusses the events of the period in more detail and the strategies that have been employed to manage the fund. As always, thank you for choosing Stein Roe funds to help you reach your long-term financial goals. This is the last report that will be produced for this fund. On October 18, shareholders approved the merger of this fund into Columbia Special Fund. As a shareholder of Columbia Special Fund, you will receive the next report of this newly combined fund.

     Sincerely,

     /s/ Keith T. Banks

     Keith T. Banks
     President


Economic and market conditions change frequently. There is no assurance that trends described in this report will continue or commence.

Performance Summary


Average annual total return (%)
Period Ended September 30, 2002

                                    1-year         5-year        Life
------------------------------------------------------------------------
Stein Roe Midcap
Growth Fund, Class S                  -4.87         -2.41        -0.91
------------------------------------------------------------------------
S&P MidCap 400 Index                  -4.70          5.39         8.15
------------------------------------------------------------------------

INVESTMENT COMPARISONS

Value of a $10,000 investment, June 30, 1997 to September 30, 2002

[line chart data]:


                    Stein Roe Midcap
                         Growth Fund,                       S&P MidCap
                              Class S                        400 Index

6/97                        $10,000.0                        $10,000.0
                             10,470.0                         10,990.0
                             10,219.8                         10,976.8
                             10,769.6                         11,608.0
                             10,469.1                         11,103.0
                             10,598.9                         11,267.4
                             10,959.3                         11,704.5
                             10,908.9                         11,482.1
                             11,888.5                         12,432.9
                             12,658.9                         12,993.6
                             12,638.6                         13,231.4
                             11,999.1                         12,636.0
                             12,749.1                         12,715.6
                             12,088.6                         12,222.2
                              9,529.5                          9,947.7
                             10,409.1                         10,875.8
                             10,639.1                         11,848.1
                             11,389.1                         12,439.3
                             12,629.4                         13,941.9
                             12,639.5                         13,399.6
                             11,479.2                         12,697.5
                             11,999.2                         13,051.7
                             12,239.2                         14,081.5
                             11,939.4                         14,142.0
                             12,908.8                         14,898.6
                             12,748.8                         14,582.8
                             12,738.6                         14,082.6
                             12,508.0                         13,647.5
                             13,028.3                         14,343.5
                             14,247.8                         15,096.5
                             18,024.9                         15,993.2
                             17,395.8                         15,542.2
                             21,273.3                         16,630.2
                             20,998.9                         18,022.1
                             18,359.3                         17,393.2
                             16,664.8                         17,175.8
                             18,389.6                         17,428.2
                             18,876.9                         17,703.6
                             19,760.3                         19,681.1
                             19,491.6                         19,547.3
                             18,125.2                         18,884.6
                             14,723.1                         17,458.8
                             15,491.7                         18,794.4
                             16,563.7                         19,213.5
                             14,321.0                         18,116.4
                             12,578.1                         16,770.4
                             13,869.9                         18,620.2
                             13,943.4                         19,054.0
                             13,919.7                         18,977.8
                             12,907.7                         18,695.0
                             11,993.9                         18,083.7
                             10,019.7                         15,834.1
                             10,215.1                         16,534.0
                             11,398.0                         17,764.1
                             12,019.1                         18,682.5
                             11,884.5                         18,585.3
                             11,446.0                         18,607.6
                             12,153.4                         19,938.1
                             12,019.7                         19,844.4
                             11,799.7                         19,509.0
                             11,104.7                         18,081.0
                              9,958.7                         16,327.1
                              9,849.2                         16,410.4
9/02                          9,532.0                         15,087.7



MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment returns assumes a $10,000 investment made on June 30, 1997, and reinvestment of income and capital gains distributions. The S&P MidCap 400 Index is an unmanaged index that tracks the performance of middle-capitalization of USstocks. Unlike the fund, indexes are not investments, do not incur fees or expenses and are not professionally managed. Securities in the fund may not match those in the index. It is not possible to invest directly in an index. Source: Liberty Funds Distributor, Inc.

Portfolio Manager's Report

   Fund
Commentary


COMMENTARY FROM RICHARD JOHNSON
PORTFOLIO MANAGER OF
STEIN ROE MIDCAP GROWTH FUND


     For the 12-month period that ended September 30, 2002, the Stein Roe Midcap Growth Fund, Class S, a class of shares of Liberty Midcap Growth Fund, generated a total return of negative 4.87%. That was in line with the S&P MidCap 400 Index, which returned negative 4.70%. However, the fund significantly outperformed its peer group, the Morningstar MidCap Growth Funds Category, which returned negative 16.90% for the same period. Two factors accounted for the fund's strong performance relative to its peer group: light exposure to technology, one of the year's worst performing sectors, and an emphasis on consumer-related stocks, which did well as consumer spending continued to buoy an otherwise lackluster economy.


--------------------------------------------------------------------------------
[text inset]:

Investment Objective and Strategy:

Stein Roe Midcap Growth Fund Class S seeks long-term growth by investing at least 80% of its assets in common stocks of mid-cap companies that the portfolio manager believes have long-term growth potential.

Fund Inception:
June 30, 1997

Net Assets:
$29.6 million

--------------------------------------------------------------------------------


Light technology exposure helped fund avoid severe decline

     The fund's light technology exposure hurt relative performance in the first quarter of the period, because the sector got a lift off the market bottom after September 11. However in 2002 capital spending continued to be the weakest segment of the US economy. Many major technology companies fell short of their revenue and earnings targets. As a result, some of the fund's biggest disappointments were in the technology sector, from companies such as Jabil Circuit (0.4% of net assets) and Flextronics. Both companies are contract manufacturers of technology components and experienced revenue declines of 70% or more. Despite the poor performance of these holdings, the fund's underweight in technology helped relative performance for the period. Flextronics was eliminated at the end of the period.

Focus on consumer stocks was well timed

     In contrast to the business segment of the economy, the consumer segment did well. Consumers bought autos and homes in record numbers and used their larger paychecks to shop at the mall. As a result, our investments in retailers such as Kohl's, Bed Bath & Beyond, Williams-Sonoma and Tiffany's (0.5%, 2.2%, 1.0% and 0.4% of net assets, respectively), aided performance. Our investment in Harley-Davidson (1.1% of net assets), the premier brand in motorcycles, and in Education Management (3.0% of net assets), a leader in education services, also did well.


--------------------------------------------------------------------------------
[text inset]:

Top 10 Equity Holdings as of 9/30/02
(% of net assets)
----------------------------------------

AmerisourceBergen Corp.             3.6
HCA, Inc.                           3.2
Cox Radio, Inc., Class A            3.1
Intuit, Inc.                        3.1
Apache Corp.                        3.0
Caremark Rx, Inc.                   3.0
Education Management Corp.          3.0
Ambac Financial Group, Inc.         2.7
Bed Bath & Beyond, Inc.             2.2
Brinker International, Inc.         2.1

Holdings are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these holdings in the future.

--------------------------------------------------------------------------------


     Not only did these stocks help performance, but in several instances, our decision to cut back our positions and take profits was well timed. For example, we reduced our exposure to Kohl's because we believed the stock was vulnerable to bad news after its price climbed above $70 per share. We sold a portion of our investment in Tiffany's at a profit. We also reduced a portion of our position in Harley-Davidson because we believe that supply is starting to catch up with demand. Although the stock has appreciated since we bought it, its relative performance has started to fade.

Other positive performers

     The fund's investments in health care and in insurance in the financial services sector were also good relative performers during the period. HMOs and hospitals have been able to raise prices in an environment where few other industries have had that advantage. Higher insurance prices also resulted from the events of September 11, and that benefited our investment in property/casualty insurers and insurance brokers. A decision to add to the fund's media position was also a net positive for the fund. Although the stocks were hurt just after September 11, they were helped by a recovering economy, despite its tepid pace.

Looking ahead

     Although we expected to add to the fund's technology exposure near the end of the period, that strategy has been delayed. We will continue to monitor the sector for signs that business spending is picking up and expect to increase our weighting when that occurs. However, the market remains clouded by uncertainty about the economy and pending military action in Iraq. We believe that uncertainty needs to be resolved before traditional growth sectors, such as technology, have the potential to grow again.


--------------------------------------------------------------------------------
[text inset]:

Equity Portfolio Highlights as of 9/30/02

                                    S&P MidCap
                      Portfolio      400 Index

Number of Holdings       71             400

Dollar Weighted
   Median Market
   Capitalization ($mil)3,091          2,137

--------------------------------------------------------------------------------


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. Share price and investment returns will vary, so you may have a gain or loss when you sell your shares. Portfolio holdings are as of September 30, 2002 and are subject to change. The S&P MidCap 400 Index is an unmanaged index that tracks the performance of middle-capitalization US stocks. It is not available for direct investment.

Stein Roe Midcap Growth Fund, Class S is a class of shares of the Liberty Midcap Growth Fund. The fund also offers class A, class B, class C and class Z shares. Performance information for these share classes is presented in a separate annual report.

An investment in the fund offers the potential for long-term growth, but also involves certain risks, including stock market fluctuations due to economic and business developments. Mid-cap stocks can present special risks including greater price volatility than stocks of larger, more established companies.

    Economic Sector Breakdown as of 9/30/02
    Equity Portfolio
    (% of net assets)

[bar chart data]:

Health Care                         26.0
Consumer discretionary              24.7
Financials                          12.1
Industrials                         11.8
Information technology              10.8


Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee that the fund will continue to maintain the same portfolio holdings and sectors in the future.

Investment Portfolio


Investment Portfolio
--------------------
September 30, 2002


Common Stocks - 90.6%                                   Shares       Value

CONSUMER DISCRETIONARY - 24.7%
   Automobiles & Components - 1.8%
   Auto Parts & Equipment - 0.7%
   Gentex Corp. (a)............................          7,200  $  195,624
                                                              -------------

   Motorcycle Manufacturers - 1.1%
   Harley-Davidson, Inc........................          7,200     334,440
                                                              -------------

   Hotels, Restaurants & Leisure - 5.5%
   Hotels - 0.5%
   Extended Stay America, Inc. (a).............         11,300     143,510
                                                              -------------

   Leisure Facilities - 1.8%
   International Speedway Corp., Class A.......         13,900     552,247
                                                              -------------

   Restaurants - 3.2%
   Brinker International, Inc. (a).............         24,200     626,780
   Outback Steakhouse, Inc. (a)................         11,400     313,272
                                                              -------------
                                                                   940,052
                                                              -------------
   Media - 9.0%
   Broadcasting & Cable - 7.5%
   Cox Radio, Inc., Class A (a)................         35,000     915,600
   Radio One, Inc., Class D (a)................         35,000     577,150
   Univision Communications, Inc., Class A (a).         10,400     237,120
   Westwood One, Inc. (a)......................         13,300     475,475
                                                              -------------
                                                                 2,205,345
                                                              -------------
   Publishing & Printing - 1.5%
   Belo Corp., Class A.........................         20,000     437,600
                                                              -------------

   Retailing - 8.4%
   Apparel Retail - 0.9%
   Hot Topic, Inc. (a).........................         14,500     261,435
                                                              -------------

   Computer & Electronics Retail - 1.1%
   Electronics Boutique Holdings Corp. (a).....         11,900     326,655
                                                              -------------

   Department Stores - 1.0%
   Kohl's Corp. (a)............................          2,300     139,863
   Nordstrom, Inc..............................          8,500     152,490
                                                              -------------
                                                                   292,353
                                                              -------------
   General Merchandise Stores - 1.8%
   Family Dollar Stores, Inc...................         20,000     537,600
                                                              -------------



See notes to investment portfolio.

                                                        Shares       Value

   Retailing - (continued)
   Specialty Stores - 3.6%
   Bed Bath & Beyond, Inc. (a).................         19,900  $  648,143
   Tiffany & Co. ..............................          5,700     122,151
   Williams-Sonoma, Inc. (a)...................         12,200     288,286
                                                              -------------
                                                                 1,058,580
                                                              -------------
ENERGY - 5.2%
   Oil & Gas Drilling - 2.2%
   Nabors Industries Ltd. (a)..................          4,300     140,825
   National-Oilwell, Inc. (a)..................          3,700      71,706
   Noble Corp. (a).............................          9,200     285,200
   Patterson-UTI Energy, Inc. (a)..............          6,200     158,162
                                                              -------------
                                                                   655,893
                                                              -------------
   Oil & Gas Exploration & Products - 3.0%
   Apache Corp.................................         15,000     891,750
                                                              -------------

FINANCIALS - 12.1%
   Diversified Financial Services - 5.6%
   Federated Investors Inc., Class B...........         20,000     539,800
   Investors Financial Services Corp...........         20,000     541,400
   Moody's Corp................................         12,000     582,000
                                                              -------------
                                                                 1,663,200
                                                              -------------
   Insurance - 6.5%
   Insurance Brokers - 0.9%
   Arthur J. Gallagher & Co....................         10,600     261,290
                                                              -------------

   Life & Health Insurance - 1.1%
   StanCorp Financial Group, Inc...............          5,900     312,110
                                                              -------------

   Property & Casualty Insurance - 3.4%
   Ambac Financial Group, Inc..................         15,000     808,350
   MGIC Investment Corp........................          4,800     195,984
                                                              -------------
                                                                 1,004,334
                                                              -------------
   Reinsurance - 1.1%
   Everest Re Group Ltd........................          6,200     340,132
                                                              -------------

HEALTH CARE - 26.0%
   Health Care Equipment & Services - 21.4%
   Health Care Distributors & Services - 6.5%
   AdvancePCS (a)..............................         14,200     319,926
   AmerisourceBergen Corp. ....................         15,000   1,071,300
   Laboratory Corp. of America Holdings (a)....         10,000     337,800
   McKesson Corp. .............................          7,000     198,310
                                                              -------------
                                                                 1,927,336
                                                              -------------




See notes to investment portfolio.

                                                        Shares       Value

   Health Care Equipment - 1.8%
   Biomet, Inc.................................         20,300  $  540,589
                                                              -------------
   Health Care Facilities - 7.0%
   Community Health Systems, Inc. (a)..........         10,100     268,963
   DaVita, Inc. (a)............................          7,500     177,000
   HCA, Inc....................................         19,700     937,917
   Manor Care, Inc. (a)........................          7,800     175,344
   Universal Health Services, Inc., Class B (a)          9,600     491,040
                                                              -------------
                                                                 2,050,264
                                                              -------------
   Managed Health Care - 6.1%
   Anthem, Inc. (a)............................          7,900     513,500
   Caremark Rx, Inc. (a).......................         52,200     887,400
   WellPoint Health Networks, Inc. (a).........          5,600     410,480
                                                              -------------
                                                                 1,811,380
                                                              -------------
   Pharmaceuticals & Biotechnology - 4.6%
   Biotechnology - 1.5%
   Gilead Sciences, Inc. (a)...................          8,800     295,064
   MedImmune, Inc. (a).........................          6,600     138,072
                                                              -------------
                                                                   433,136
                                                              -------------
   Pharmaceuticals - 3.1%
   Andrx Corp. (a).............................         12,800     283,520
   Barr Laboratories, Inc. (a).................          5,900     367,511
   Teva Pharmaceutical Industries Ltd., ADR....          4,100     274,700
                                                              -------------
                                                                   925,731
                                                              -------------

INDUSTRIALS - 11.8%
   Capital Goods - 1.8%
   Trading Companies & Distributors - 1.8%
   Fastenal Co. ...............................         16,600     524,228
                                                              -------------

   Commercial Services & Supplies - 9.0%
   Data Processing Services - 1.4%
   The BISYS Group, Inc. (a)...................         25,600     427,776
                                                              -------------

   Diversified Commercial Services - 4.7%
   Education Management Corp. (a)..............         20,000     885,400
   Steiner Leisure Ltd. (a)....................          6,600      80,850
   Weight Watchers International, Inc. (a).....          9,400     407,584
                                                              -------------
                                                                 1,373,834
                                                              -------------
   Employment Services - 2.9%
   Corporate Executive Board Co. (a)...........         21,400     610,970
   Robert Half International, Inc. (a).........         16,500     261,855
                                                              -------------
                                                                   872,825
                                                              -------------
   Transportation - 1.0%
   Air Freight & Couriers - 1.0%
   Expeditors International of Washington, Inc.         10,600     296,164
                                                              -------------




See notes to investment portfolio.

                                                        Shares       Value

INFORMATION TECHNOLOGY - 10.8%
   Software & Services - 7.7%
   Application Software - 6.5%
   Electronic Arts, Inc. (a)...................          9,400  $  620,024
   Intuit, Inc. (a)............................         20,000     910,600
   Mercury Interactive Corp. (a)...............          9,100     156,156
   Rational Software Corp. (a).................         20,000      86,400
   Synopsys, Inc. (a)..........................          3,600     137,340
                                                              -------------
                                                                 1,910,520
                                                              -------------
   Information Technology
     Consulting & Services - 0.5%
   SunGard Data Systems, Inc. (a)..............          7,400     143,930
                                                              -------------

   Systems Software - 0.7%
   VERITAS Software Corp. (a)..................         14,900     218,583
                                                              -------------

   Technology Hardware & Equipment - 3.1%
   Electronic Equipment & Instruments - 0.4%
   Jabil Circuit, Inc. (a).....................          7,300     107,894
                                                              -------------

   Semiconductor Equipment - 1.0%
   ASML Holding N.V., Registered Shares (a)....         12,900      79,851
   Marvell Technology Group Ltd. (a)...........          3,800      60,230
   Novellus Systems, Inc. (a)..................          8,000     166,480
                                                              -------------
                                                                   306,561
                                                              -------------
   Semiconductors - 1.4%
   Microchip Technology, Inc. (a)..............         20,000     409,000
                                                              -------------

   Telecommunication Equipment - 0.3%
   Polycom, Inc. (a)...........................         11,300      76,727
                                                              -------------

TOTAL COMMON STOCKS
     (cost of $27,626,144).....................                 26,770,628
                                                              -------------

                                                     Par
Short-Term Obligation - 8.7%
   Repurchase agreement with SBC Warburg Ltd.,
     dated 09/30/02, due 10/01/02 at 1.880%,
     collateralized by U.S. Government Agencies &
     Obligations with various maturities to 08/15/27,
     market value $2,635,166 (repurchase proceeds
     $2,562,134) (cost of $2,562,000)..........     $2,562,000   2,562,000
                                                              -------------

TOTAL INVESTMENTS - 99.3%
     (cost of $30,188,144)(b)..................                 29,332,628
                                                              -------------




See notes to investment portfolio.

                                                                     Value

Other Assets & Liabilities, Net - 0.7% ........                 $  219,650
                                                              -------------

Net Assets - 100.0%                                            $29,552,278
                                                              =============


NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) Non-income producing.
(b) Cost for federal income tax purposes is $30,389,328.

                  ACRONYM                  NAME
               ------------           --------------
                    ADR         American Depositary Receipt



See notes to financial statements.

Financial Statements


Statement of Assets and Liabilities
-----------------------------------
September 30, 2002

Assets:
Investments, at cost....................................... $ 30,188,144
                                                           -------------
Investments, at value...................................... $ 29,332,628
Cash.......................................................          366
Receivable for:
   Investments sold........................................      486,537
   Fund shares sold........................................        1,158
   Interest................................................          134
   Dividends...............................................        3,538
Expense reimbursement due from Advisor.....................       21,002
Deferred Trustees' compensation plan.......................          457
                                                           -------------
   Total Assets............................................   29,845,820
                                                           -------------

Liabilities:
Payable for:
   Investments purchased...................................      154,809
   Fund shares repurchased.................................       22,586
   Management fee..........................................       22,766
   Administration fee......................................        4,558
   Transfer agent fee......................................       37,961
   Pricing and bookkeeping fees............................        2,957
   Trustees' fee...........................................        2,217
   Audit fee...............................................       24,727
Deferred Trustees' fee.....................................          457
Other liabilities..........................................       20,504
                                                           -------------
   Total Liabilities.......................................      293,542
                                                           -------------
Net Assets................................................. $ 29,552,278
                                                           =============


Composition of Net Assets:
Paid-in capital............................................ $ 43,021,248
Accumulated net investment loss............................         (833)
Accumulated net realized loss..............................  (12,612,621)
Net unrealized depreciation on investments.................     (855,516)
                                                           -------------
NET ASSETS.................................................  $29,552,278
                                                           =============



See notes to financial statements.

CLASS A:
Net assets.................................................$   1,028,090
Shares outstanding.........................................      131,966
                                                           -------------
Net asset value per share..................................$        7.79(a)
                                                           =============
Maximum offering price per share
   ($7.79/0.9425)..........................................$        8.27(b)
                                                           =============

CLASS B:
Net assets.................................................$   3,426,213
Shares outstanding.........................................      447,013
                                                           -------------
Net asset value and offering price per share...............$        7.66(a)
                                                           =============

CLASS C:
Net assets.................................................$     280,244
Shares outstanding.........................................       36,622
                                                           -------------
Net asset value and offering price per share...............$        7.65(a)
                                                           =============

CLASS S:
Net assets................................................ $  24,805,842
Shares outstanding.........................................    3,171,886
                                                           -------------
Net asset value, offering and redemption price per share...$        7.82
                                                           =============

CLASS Z:
Net assets.................................................$      11,889
Shares outstanding.........................................        1,522
                                                           -------------
Net asset value, offering and redemption price per share...$        7.81
                                                           =============


(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.



See notes to financial statements.

Statement of Operations
-----------------------
For the Year Ended September 30, 2002

Investment Income:
Dividends..................................................     $ 74,905
Interest...................................................       37,194
                                                           -------------
   Total Investment Income (net of foreign
        taxes withheld of $234)............................      112,099
                                                           -------------

Expenses:
Management fee.............................................      272,636
Administration fee.........................................       54,527
Distribution fee:
   Class A.................................................        1,183
   Class B.................................................       26,985
   Class C.................................................        2,662
Service fee:
   Class A.................................................        2,959
   Class B.................................................        8,995
   Class C.................................................          887
Pricing and bookkeeping fees...............................       16,511
Transfer agent fee.........................................      144,859
Trustees' fee..............................................        8,244
Custody fee................................................        6,814
Registration fee...........................................       66,873
Other expenses.............................................       48,291
                                                           -------------
   Total Expenses..........................................      662,426
Fees and expenses waived or reimbursed by Advisor..........     (164,352)
Fees waived by Distributor - Class A.......................       (1,183)
Custody earnings credit....................................         (226)
                                                           -------------
   Net Expenses............................................      496,665
                                                           -------------
Net Investment Loss........................................     (384,566)
                                                           -------------

Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized loss on investments...........................   (4,234,154)
Net change in unrealized appreciation/depreciation
        on investments.....................................    3,171,566
                                                           -------------
Net Loss...................................................   (1,062,588)
                                                           -------------

Net Decrease in Net Assets from Operations................. $ (1,447,154)
                                                           =============



See notes to financial statements.

Statement of Changes in Net Assets

                                               YEAR ENDED     YEAR ENDED
                                            SEPTEMBER 30,  SEPTEMBER 30,
Increase (Decrease) in Net Assets:                   2002           2001
                                            ------------    ------------
Operations:
Net investment loss.....................    $   (384,566)   $   (470,138)
Net realized loss on investments........      (4,234,154)     (8,326,208)
Net change in unrealized
   appreciation/depreciation on investments    3,171,566     (23,457,934)
                                            ------------    ------------
   Net Decrease from Operations.........      (1,447,154)    (32,254,280)
                                            ------------    ------------
Distributions Declared to Shareholders:
From net realized gains:
   Class A..............................              --         (14,598)
   Class B..............................              --         (39,451)
   Class C..............................              --          (5,018)
   Class S..............................              --      (2,675,205)
   Class Z..............................              --             (43)
In excess of net realized gains:
   Class A..............................              --             (78)
   Class B..............................              --            (210)
   Class C..............................              --             (27)
   Class S..............................              --         (14,237)
   Class Z..............................              --              --(a)
                                            ------------    ------------
Total Distributions Declared to Shareholders          --      (2,748,867)
                                            ------------    ------------
Share Transactions:
Class A:
   Subscriptions........................       1,714,768       5,031,487
   Distributions reinvested.............              --          12,188
   Redemptions..........................      (1,214,692)     (4,216,570)
                                            ------------    ------------
     Net Increase.......................         500,076         827,105
                                            ------------    ------------

Class B:
   Subscriptions........................       2,814,950       3,753,456
   Distributions reinvested.............              --          37,116
   Redemptions..........................      (1,191,137)       (492,866)
                                            ------------    ------------
     Net Increase.......................       1,623,813       3,297,706
                                            ------------    ------------

Class C:
   Subscriptions........................         114,277         458,324
   Distributions reinvested.............              --           5,045
   Redemptions..........................        (111,508)        (37,835)
                                            ------------    ------------
     Net Increase.......................           2,769         425,534
                                            ------------    ------------

Class S:
   Subscriptions........................       1,845,105      10,364,021
   Distributions reinvested.............              --       2,556,858
   Redemptions..........................      (6,512,839)    (15,106,305)
                                            ------------    ------------
     Net Decrease.......................      (4,667,734)     (2,185,426)
                                            ------------    ------------

(a) Rounds to less than $1.



See notes to financial statements.

                                               YEAR ENDED     YEAR ENDED
                                            SEPTEMBER 30,  SEPTEMBER 30,
Share Transactions (cont):                           2002           2001
                                            ------------    ------------
Class Z:
   Subscriptions........................    $     14,005    $         --
   Distributions reinvested.............              --              43
                                            ------------    ------------
     Net Increase.......................          14,005              43
                                            ------------    ------------
Net Increase (Decrease)
   from Share Transactions..............      (2,527,071)      2,364,962
                                            ------------    ------------
Total Decrease in Net Assets............      (3,974,225)    (32,638,185)

Net Assets:
Beginning of period.....................      33,526,503      66,164,688
                                        --------------------------------
End of period (including accumulated
   net investment loss of $(833)
   and $(462), respectively)............    $ 29,552,278    $ 33,526,503
                                            ------------    ------------
Changes in Shares:
Class A:
   Subscriptions........................         191,318         354,218
   Issued for distributions reinvested..              --             943
   Redemptions..........................        (144,169)       (279,948)
                                            ------------    ------------
     Net Increase.......................          47,149          75,213
                                            ------------    ------------

Class B:
   Subscriptions........................         300,957         315,296
   Issued for distributions reinvested..              --           2,912
   Redemptions..........................        (134,639)        (49,076)
                                            ------------    ------------
     Net Increase.......................         166,318         269,132
                                            ------------    ------------

Class C:
   Subscriptions........................          12,448          38,182
   Issued for distributions reinvested..              --             433
   Redemptions..........................         (12,798)         (3,485)
                                            ------------    ------------
     Net Increase (Decrease)............            (350)         35,130
                                            ------------    ------------

Class S:
   Subscriptions........................         201,275         770,318
   Issued for distributions reinvested..              --         197,899
   Redemptions..........................        (706,924)     (1,197,386)
                                            ------------    ------------
     Net Decrease.......................        (505,649)       (229,169)
                                            ------------    ------------

Class Z:
   Subscriptions........................           1,457              --
   Issued for distributions reinvested..              --               3
                                            ------------    ------------
     Net Increase.......................           1,457               3
                                            ------------    ------------



See notes to financial statements.

Notes to Financial Statements


Notes to Financial Statements
-----------------------------
September 30, 2002



Note 1. Accounting Policies

Organization:

     Stein Roe Midcap Growth Fund - Class S and Liberty Midcap Growth Fund - Class A, Class B, Class C and Class Z (collectively, the "Fund") is a series of Liberty-Stein Roe Funds Investment Trust (the "Trust"), an open-end management investment company, which is registered under the Investment Company Act of 1940, and is organized as a Massachusetts business trust. The Fund may issue an unlimited number of shares. The Fund offers five classes of shares: Class A, Class B, Class C, Class S and Class Z. Class S shares are offered continuously at net asset value. Class A, Class B and Class C shares have their own sales charge and each share class has its own expense structure. Please refer to the Fund's prospectuses for more information on Class A, Class B, Class C and Class Z shares. The financial highlights for Class A, Class B, Class C and Class Z shares are presented in a separate annual report.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation and Transactions:

     Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.
     Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

     Short-term obligations with a maturity of 60 days or less are valued at amortized cost.
     Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.
     Security transactions are accounted for on the date the securities are purchased, sold or mature.
     Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Determination of Class Net Asset Values
and Financial Highlights:

     All income, expenses (other than Class A, Class B and Class C service and distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Federal Income Taxes:

     Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Distributions to Shareholders:

     Distributions to shareholders are recorded on the ex-date.

Other:

     Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

     The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters into bankruptcy.

Note 2. Federal Tax Information

     Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses from wash sales, capital loss carryforwards, post-October losses, net operating losses and non-deductible expenses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.
     For the year ended September 30, 2002, permanent items identified and reclassified among the components of net assets are as follows:

         Accumulated              Accumulated
        Net Investment           Net Realized              Paid-In
             Loss                    Loss                  Capital
------------------------------------------------------------------
           $384,195                 $1,541               $(385,736)

     Net investment income, net realized loss and net assets were not affected by this reclassification. As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                   Unrealized
                                 Depreciation*
                                 -------------
                                  $(1,056,700)


* The difference between book-basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

     The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                  Year of                Capital Loss
                Expiration               Carryforward

                   2009                   $  927,932
                   2010                    8,295,612
                                          ----------
                                          $9,223,544
                                          ==========

     Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2002, for federal income tax purposes, post-October losses of $3,187,893, attributable to security transactions, were deferred to October 1, 2002.

Note 3. Fees and Compensation Paid to Affiliates
Management Fee:

     Stein Roe & Farnham Incorporated (the "Advisor") is the investment advisor of the Fund and receives a monthly fee as follows:

Average Daily Net Assets                 Annual Fee Rate
--------------------------------------------------------
   First $500 million                         0.75%
   Next $500 million                          0.70%
   Next $500 million                          0.65%
   Over $1.5 billion                          0.60%

Administration Fee:

     The Advisor also provides accounting and other services for a monthly fee as follows:

Average Daily Net Assets                 Annual Fee Rate
--------------------------------------------------------
   First $500 million                        0.150%
   Next $500 million                         0.125%
   Next $500 million                         0.100%
   Over $1.5 billion                         0.075%

Pricing and Bookkeeping Fees:

     The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.
     Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. The Fund also pays out-of-pocket costs for pricing services.

Transfer Agent Fee:

     Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Underwriting Discounts, Service and Distribution Fees:

     Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter.
     The Fund has adopted a 12b-1 plan (the "Plan") which requires it to pay the Distributor a monthly service fee on Class A, Class B and Class C average daily net assets. The Plan also requires the payment of a monthly distribution fee to the Distributor on Class A, Class B and Class C shares only. The fee structure for the Plan is defined in the Class A, Class B and Class C prospectus.

Expense Limits:

     The Advisor has voluntarily agreed, until further notice, to waive fees and reimburse the Fund for certain expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.25% annually of the Fund's average daily net assets.

Other:

     The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.
     The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.
     The Fund has an agreement with its custodian bank under which $226 of custody fees were reduced by balance credits for the year ended September 30, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 4. Portfolio Information

Investment Activity:

     For the year ended September 30, 2002, purchases and sales of investments, other than short-term and U.S. Government obligations, were $47,600,307 and $53,014,286, respectively.
     Unrealized appreciation (depreciation) at September 30, 2002, based on cost of investments for federal income tax purposes, was:

  Gross unrealized appreciation  $ 2,087,386
  Gross unrealized depreciation   (3,144,086)
                                ------------
    Net unrealized depreciation $ (1,056,700)
                                ============

Other:

     The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

     The Fund may purchase or sell futures contracts. The Fund will use these instruments to hedge against the effects of changes in the portfolio securities due to market conditions and not for trading purposes. The use of futures contracts involves certain risks which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of the market or stock price. Any of these risks may involve amounts exceeding the amount recorded in the Fund's Statement of Assets and Liabilities at any give time.
     Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. As of September 30, 2002, the Fund did not have any open futures contracts.

Note 5. Line of Credit

     The Trust participates in an unsecured line of credit agreement provided by the custodian bank. The line of credit entitles the Trust to borrow from the custodian at any time upon notice from the Trust. The borrowings available to the Trust for the line of credit are $200 million. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to the Trust and, ultimately, the Fund based on its borrowings. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment shall be paid quarterly by each Fund based on the relative asset size of the Fund to the Trust as a whole. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire line of credit at any particular time. For the year ended September 30, 2002, the Fund had no borrowings under the agreement.

Note 6. Subsequent Event

     The Board of Trustees of the Fund has approved a proposal to reorganize the Fund into Columbia Special Fund (the "Acquiring Fund"), subject to shareholder approval and the satisfaction of certain other conditions. Upon shareholder approval of the proposal, all of the assets and liabilities of the Fund will be transferred to the Acquiring Fund and shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares.
     At a special meeting of shareholders held on October 18, 2002, the shareholders of the Fund approved the reorganization. It is scheduled to take place on or around December 6, 2002.

                       This page intentionally left blank

Financial Highlights




Stein Roe Midcap Growth Fund
Selected data for a share outstanding throughout each period is as follows:

                                                                                   YEAR ENDED SEPTEMBER 30,
                                                        -------------------------------------------------------------------------
CLASS S SHARES                                                    2002           2001           2000          1999           1998
                                                        -------------- -------------- -------------- ------------- --------------
Net Asset Value, Beginning of Period................    $         8.22 $        16.84 $        12.51 $       10.41 $        10.77
                                                        -------------- -------------- -------------- ------------- --------------
Income from Investment Operations:
Net investment loss (a).............................            (0.09)         (0.11)         (0.16)        (0.10)         (0.07)
Net realized and unrealized gain (loss) on investments          (0.31)         (7.83)          7.11          2.20          (0.29)
                                                        -------------- -------------- -------------- ------------- --------------
   Total from Investment Operations.................            (0.40)         (7.94)          6.95          2.10          (0.36)
                                                        -------------- -------------- -------------- ------------- --------------
Less Distributions Declared to Shareholders:
From net realized gains.............................                --         (0.68)         (2.62)           --             --
In excess of net realized gains.....................                --             --(b)          --            --             --
                                                        -------------- -------------- -------------- ------------- --------------
   Total Distributions Declared to Shareholders.....                --         (0.68)         (2.62)           --             --
                                                        -------------- -------------- -------------- ------------- --------------
Net Asset Value, End of Period......................            $ 7.82         $ 8.22        $ 16.84       $ 12.51        $ 10.41
                                                        ============== ============== ============== ============= ==============
Total return (c)(d).................................           (4.87)%       (48.60)%         55.83%        20.17%         (3.34)%
                                                        ============== ============== ============== ============= ==============

Ratios to Average Net Assets:
Expenses (e)........................................             1.25%          1.25%           1.25%         1.25%(f)       1.25%
Net investment loss (e).............................            (0.94)%        (0.93)%         (0.93)%       (0.97)%(f)     (0.64)%
Waiver/reimbursement................................              0.45%          0.44%           0.12%         0.29%          0.19%
Portfolio turnover rate.............................               138%           232%            242%          133%            75%
Net assets, end of period (000's)...................      $      24,806  $      30,245  $       65,776  $     44,359     $   49,974

(a) Per share data was calculated using average shares outstanding during the period.
(b) Rounds to less than $0.01 per share.
(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) Total return at net asset value assuming all distributions reinvested.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(f) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of 0.11% as a result of expenses accrued in a prior period. The Fund's gross expense ratio of 1.54% reflects the actual rate at which expenses were incurred throughout the fiscal year without the reduction.




26-27 [SPREAD]

Report of Independent Accountants


Report of Independent Accountants

     To the Trustees of Liberty-Stein Roe Funds Investment Trust and Class S Shareholders of Liberty Midcap Growth Fund

     In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the Class S financial highlights present fairly, in all material respects, the financial position of Liberty Midcap Growth Fund (the "Fund") (a series of Liberty-Stein Roe Funds Investment Trust) at September 30, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Fund for the period ended September 30, 1998 were audited by other independent accountants, whose report dated November 16, 1998 expressed an unqualified opinion on those financial highlights.

     As discussed in Note 6, the Fund's shareholders have approved the merger of the Fund with Columbia Special Fund, which is anticipated to be concluded by December 6, 2002.



PricewaterhouseCoopers LLP
Boston, Massachusetts
November 13, 2002

Unaudited Information


Unaudited Information

Results of Special Meeting of Shareholders

     On October 18, 2002, a Special Meeting of Shareholders of the Fund was held to conduct a vote for or against the approval of the following Item listed on the Proxy Statement for said Meeting. On August 2, 2002, the record date for the Meeting, the Fund had eligible NAV of shares outstanding of $30,449,236. The votes cast were as follows:

                                                   % of NAV
                                                   to Total     % of NAV
  Proposal 1. The acquisition of the              Outstanding   to Total
  Fund by the Columbia Special Fund     NAV           NAV       NAV Voted
  ------------------------------   ------------  ------------ ------------
  For                              $10,395,841      34.14%       90.06%
  Against                             $685,082       2.25%        5.93%
  Abstain                             $462,689       1.52%        4.01%

Trustees

Trustees
     The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of The Stein Roe Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Stein Roe funds. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.




                                         Year first                                                   Number of
                                         elected or                                               portfolios in fund       Other
                           Position with  appointed   Principal occupation(s)                      complex overseen    directorships
Name, address and age      Liberty Funds  to office   during past five years                          by trustee           held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (age 46)     Trustee      1996     President of UAL Loyalty Services and Executive        103         None
c/o Liberty Funds Group LLC                          Vice President of United Airlines (airline) since
One Financial Center                                 September 2001 (formerly Executive Vice
Boston, MA 02111                                     President from July 1999 to September 2001);
                                                     Chief Financial Officer of United Airlines since
                                                     July 1999; Senior Vice President and Chief
                                                     Financial Officer of UAL, Inc. prior thereto

Janet Langford Kelly (age 44)  Trustee      1996     Executive Vice President-Corporate Development         103         None
c/o Liberty Funds Group LLC                          and Administration, General Counsel and
One Financial Center                                 Secretary, Kellogg Company (food manufacturer),
Boston, MA 02111                                     since September 1999; Senior Vice President,
                                                     Secretary and General Counsel, Sara Lee
                                                     Corporation (branded, packaged, consumer-
                                                     products manufacturer) prior thereto

Richard W. Lowry (age 66)      Trustee      2000     Private Investor since 1987 (formerly                  105         None
c/o Liberty Funds Group LLC                          Chairman and Chief Executive Officer, U.S.
One Financial Center                                 Plywood Corporation [building products
Boston, MA 02111                                     manufacturer])

Salvatore Macera (age 71)      Trustee      2000     Private Investor since 1981 (formerly Executive        103         None
c/o Liberty Funds Group LLC                          Vice President and Director of Itek Corporation
One Financial Center                                 (electronics) from 1975 to 1981)
Boston, MA 02111

Charles R. Nelson (age 60)     Trustee      1981     Professor of Economics, University of Washington,      118*        None
c/o Liberty Funds Group LLC                          since January 1976; Ford and Louisa Van Voorhis
One Financial Center                                 Professor of Political Economy, University of
Boston, MA 02111                                     Washington, since September 1993; Director,
                                                     Institute for Economic Research, University of
                                                     Washington, since September 2001; Adjunct
                                                     Professor of Statistics, University of Washington,
                                                     since September 1980, Associate Editor, Journal
                                                     of Money Credit and Banking, since September
                                                     1993; Trustee, Columbia Funds since July 2002;
                                                     consultant on economic and statistical matters.


30-31 [SPREAD]

                                         Year first                                                 Number of
                                         elected or                                              portfolios in fund        Other
                           Position with  appointed   Principal occupation(s)                    complex overseen      directorships
Name, address and age      Liberty Funds  to office   during past five years                        by trustee             held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES (CONTINUED)

John J. Neuhauser (age 59)     Trustee      2000     Academic Vice President and Dean of Faculties    105          Saucony, Inc.
c/o Liberty Funds Group LLC                          since August 1999, Boston College (formerly                (athletic footwear)
One Financial Center                                 Dean, Boston College School of Management                  and SkillSoft Corp.
Boston, MA 02111                                     from September 1977 to September 1999)                        (e-learning)

Thomas E. Stitzel (age 66)     Trustee      2000     Business Consultant since 1999 (formerly         103               None
c/o Liberty Funds Group LLC                          Professor of Finance from 1975 to 1999 and Dean
One Financial Center                                 from 1977 to 1991, College of Business, Boise State
Boston, MA 02111                                     University); Chartered Financial Analyst

Thomas C. Theobald (age 65)    Trustee      1996     Managing Director, William Blair Capital Partners 103     Xerox Corporation
c/o Liberty Funds Group LLC                          (private equity investing) since 1994 (formerly          (business products and
One Financial Center                                 Chief Executive Officer and Chairman of the                services), Anixter
Boston, MA 02111                                     Board of Directors, Continental Bank                          International
                                                     Corporation)                                                 (network support
                                                                                                             equipment distributor),
                                                                                                                Jones Lang LaSalle
                                                                                                             (real estate management
                                                                                                            services) and MONY Group
                                                                                                                (life insurance)

Anne-Lee Verville (age 57)     Trustee      2000     Author and speaker on educational systems needs  103  Chairman of the Board of
c/o Liberty Funds Group LLC                          (formerly General Manager, Global Education       Directors, Enesco Group, Inc.
One Financial Center                                 Industry from 1994 to 1997, and President,           (designer, importer and
Boston, MA 02111                                     Applications Solutions Division from 1991 to        distributor of giftware and
                                                     1994, IBM Corporation [global education and                collectibles)
                                                     global applications])


INTERESTED TRUSTEES

William E. Mayer** (age 62)    Trustee      2000     Managing Partner, Park Avenue Equity Partners   105  Lee Enterprises (print and
c/o Liberty Funds Group LLC                          (private equity fund) since February 1999          online media), WR Hambrecht
One Financial Center                                 (formerly Founding Partner, Development Capital      + Co. (financial service
Boston, MA 02111 LLC                                 from November 1996 to February 1999;                 provider), First Health
                                                     Dean and Professor, College of Business and           (health care) and Systech
                                                     Management, University of Maryland from              Retail Systems (retail
                                                     October 1992 to November 1996)                    industry technology provider)




32-33 [SPREAD]




                                         Year first                                                 Number of
                                         elected or                                              portfolios in fund        Other
                           Position with  appointed   Principal occupation(s)                    complex overseen      directorships
Name, address and age      Liberty Funds  to office   during past five years                        by trustee             held
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES (CONTINUED)

Joseph R. Palombo** (age 49)   Trustee      2000     Chief Operating Officer of Columbia             103            None
One Financial Center             and                 Management Group, Inc. (Columbia Management
Boston, MA 02111              Chairman               Group) since November 2001; formerly Chief
                               of the                Operations Officer of Mutual Funds, Liberty
                                Board                Financial Companies, Inc. from August 2000 to
                                                     November 2001; Executive Vice President of the
                                                     advisor since April 1999; Executive Vice President
                                                     and Director of Colonial Management Associates,
                                                     Inc. since April 1999; Executive Vice President
                                                     and Chief Administrative Officer of Liberty Funds
                                                     Group LLC (LFG) since April 1999; Director of the
                                                     advisor since September 2000; Trustee and Chairman
                                                     of the Board of Stein Roe Mutual Funds since
                                                     October 2000; Manager of Stein Roe Floating Rate
                                                     Limited Liability Company since October 2000
                                                     (formerly Vice President of Liberty Funds from
                                                     April 1999 to August 2000; Chief Operating Officer
                                                     and Chief Compliance Officer, Putnam Mutual
                                                     Funds from December 1993 to March 1999)

*    In addition to serving as a disinterested trustee of The Liberty Funds, Mr.
     Nelson serves as a disinterested director of the Columbia Funds, which are advised by an affiliate of the Advisor, currently consisting of 15 funds.
**   Mr. Mayer is an "interested person" (as defined in the Investment Company
     Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht
     + Co., a registered broker-dealer. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.




34-35 [SPREAD]


 OFFICERS AND TRANSFER AGENT

 OFFICERS AND TRANSFER AGENT



                                       Year first
                                       elected or
                         Position with  appointed
Name, address and age     Liberty Funds to office   Principal occupation(s) during past five years
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
Keith T. Banks (age 46)    President      2001      President of Liberty Funds since November 2001; President, Chief Investment
Columbia Management Group, Inc.                     Officer and Chief Executive Officer of Columbia Management Group since 2001;
590 Madison Avenue, 36th Floor                      President, Chief Executive Officer and Chief Investment Officer of Fleet
Mail Stop NY EH 30636A                              Investment Advisors Inc. since 2000 (formerly Managing Director and Head of
New York, NY 10022                                  U.S. Equity, J.P. Morgan Investment Management from November 1996 to August
                                                    2000) President of the Galaxy Funds since September 2002

Vicki L. Benjamin (age 41)   Chief        2001      Controller of the Liberty Funds and Liberty All-Star Funds since May 2002; Chief
One Financial Center      Accounting                Accounting Officer of the Liberty Funds and Liberty All-Star Funds since June
Boston, MA 02111          Officer and               2001; Controller and Chief Accounting Officer of Galaxy Funds since September
                          Controller                2002; Vice President of LFG since April 2001 (formerly Vice President,
                                                    Corporate Audit, State Street Bank and Trust Company from May 1998 to April
                                                    2001; Audit Manager from July 1994 to June 1997; Senior Audit Manager from July
                                                    1997 to May 1998, Coopers & Lybrand, LLP)

J. Kevin Connaughton (age 38)  Treasurer  2000      Treasurer of the Liberty Funds and Liberty All-Star Funds since December 2000
                                                    (formerly One Financial Center Controller of the Liberty Funds and Liberty
                                                    All-Star Funds from February 1998 to October Boston, MA 02111 2000); Treasurer
                                                    of Stein Roe Funds since February 2001 (formerly Controller from May 2000 to
                                                    February 2001); Treasurer of Galaxy Funds since September 2002; Senior Vice
                                                    President of LFG since January 2001 (formerly Vice President from April 2000 to
                                                    January 2001; Vice President of Colonial Management Associates, Inc. from
                                                    February 1998 to October 2000; Senior Tax Manager; Coopers & Lybrand, LLP from
                                                    April 1996 to January 1998)

Jean S. Loewenberg (age 57)  Secretary    2002      Secretary of Liberty Funds and Liberty All-Star Funds since February 2002;
One Financial Center                                Senior Vice President and Group Senior Counsel, Fleet National Bank since
Boston, MA 02111                                    November 1996 and Assistant General Counsel since September 2002, Fleet
                                                    National Bank; Assistant Secretary of Galaxy Funds since September 2002




IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Stein Roe Midcap Growth Fund is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-338-2550 and additional reports will be sent to you.

Annual Report:
Stein Roe Midcap Growth Fund





36-37 [SPREAD]

[logo]:
STEIN ROE
MUTUAL FUNDS


One Financial Center
Boston, MA 02111-2621
800-338-2550


S20-02/156L-0902 (11/02)
02/2454